Financial Instruments (Schedule Of Estimated Fair Value Of Financial Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Long-term debt including current portion, Carrying amount	¥ 3,937,935	¥ 4,166,783
Long-term debt including current portion, Fair value	¥ 4,178,710	¥ 4,386,409